Fair Value Measurements - Quantitative information regarding Level 3 fair value measurements inputs (Details) - Measured on a recurring basis	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	9.94	10.80
Annualized volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	22.8	24.0
Time to liquidity (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	5.13	5.75
Risk-free rate (continuously compounding)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	1.00	0.47
Annual dividend rate for common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.0	0.0